Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Long-term debt	$ 46,234
Less unamortized deferred financing costs	(227)	$ (291)
Total debt, net of deferred financing costs	46,007	49,898
Current [Abstract]
Less current portion of unamortized deferred finance costs	(112)	(123)
Current portion of long-term debt, net of deferred finance costs	7,799	7,788
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(115)	(168)
Non-current portion of long-term debt, net of deferred finance costs	38,208	42,110
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	22,533	24,403
Current [Abstract]
Current portion of long-term debt	3,740	3,740
Non-current [Abstract]
Non-current portion of long-term debt	18,793	20,663
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	23,701	25,786
Current [Abstract]
Current portion of long-term debt	4,171	4,171
Non-current [Abstract]
Non-current portion of long-term debt	$ 19,530	$ 21,615